Exhibit 99.7

Client Name:
Client Project Name:	HOMES 2025-AFC2
Start - End Dates:	10/9/2024 - 4/15/2025
Deal Loan Count:	230

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Application	CRDAPP130	Application is incomplete	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	2
Property Valuations	Appraisal	PRVAAPPR239	Reduced appraisal form does not meet guidelines	1
Total				5

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